Geographical Information	12 Months Ended
Dec. 31, 2019
Geographical Information
13.	GEOGRAPHICAL INFORMATI ON
The following tables set forth revenues and property and equipment, net by geographic area:

	For the year ended December 31,
	2017	2018	2019
	RMB	RMB	RMB	US$
Revenues:
PRC	1,639,248	1,971,113	1,388,107	199,389
Non-PRC(i)	3,335,509	3,010,592	2,199,588	315,951
United States	2,071,646	1,731,490	1,342,021	192,769
Rest of the world(ii)	1,263,863	1,279,102	857,567	123,182

	As of December 31,
	2018	2019
	RMB	RMB	US$
Property and equipment, net:
PRC	59,745	100,389	14,420
Non-PRC	4,174	3,008	432

(i)
Non-PRC
revenue refers to revenues generated by the Group’s operating legal entities incorporated outside China. Such revenues are primarily attributable to customers located outside China based on customers’ registered addresses.

(ii)	No individual country, other than disclosed above, exceeded 10% of total revenues for the year ended December 31, 2019.